Note 21 - Other Payables and Provisions for Liabilities - Components of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade payables	$ 43,273	$ 29,734
Customer deposits	1,112	348
Onerous lease provision	558	907
Term loan	35,000
Other accrued liabilities (including the amount of finance leases due within 12 months)	40,242	13,304
Current Liabilities	120,185	44,293
Deferred tax liabilities	4,412	3,863
Borrowings	9,461
Onerous lease provision	628	1,502
Non-current liabilities	4,095	2,228
Non-Current Liabilities	$ 18,596	$ 7,593